Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Trade receivables, net	$ 4,333,766	$ 3,142,580	$ 2,667,010
Less: Allowance for doubtful accounts	(40,000)	(40,000)	(40,000)
Accrual for 2% 10 days discount	(37,688)	(34,399)	(27,915)
Net accounts receivable	$ 4,256,078	$ 3,068,181	$ 2,599,095